ACQUISITIONS (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions			2 Months Ended	12 Months Ended
	Aug. 31, 2017	Apr. 18, 2017	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Business Acquisition [Line Items]
Payments to Acquire Businesses, Net of Cash Acquired				$ 11	$ 1,702	$ 10
Deferred tax liability for intangible assets			$ 158	66	158
Acquisition related compensation expense paid in cash				$ 0	$ (28)	$ 0
Ixia [Member]
Business Acquisition [Line Items]
Acquisition effective date					Apr. 18, 2017
Business Acquisition, Date of Acquisition Agreement					Jan. 30, 2017
Payments to Acquire Businesses, Net of Cash Acquired		$ 1,622
Payments to acquire business, net of cash acquired		1,622
Cash acquired from acquisition		72
Deferred tax liability for intangible assets		186
Estimated cost to complete in process research and development		12
Cash and cash equivalents		$ 72
Business Acquisition, Share Price		$ 19.65
Business Combination, Consideration Transferred, Other		$ 47
Business Acquisition, Goodwill, Expected Tax Deductible Amount		$ 48
Discount rate used to value In Process R&D		14.00%
ScienLab [Member]
Business Acquisition [Line Items]
Acquisition effective date					Aug. 31, 2017
Payments to Acquire Businesses, Net of Cash Acquired	$ 60
Revenue of acquiree since acquisition date			1
Earnings or (loss) of acquiree since acquisition date			$ 2
Payments to acquire business, net of cash acquired	60
Cash acquired from acquisition	2
Deferred tax liability for intangible assets	13
Cash and cash equivalents	$ 2